Post-Employment Benefits (Plan Assets Recognized) (Details) (OPEB Plan [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other assets	$ 1,080	$ 966	$ 450